UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB All Market Alternative Return Portfolio

Consolidated Portfolio of Investments

July 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 42.0%
Information Technology - 9.1%
Communications Equipment - 0.4%
Cisco Systems, Inc.	2,147	$90,797
F5 Networks, Inc. (a)	2,340	401,029
Telefonaktiebolaget LM Ericsson - Class B	23,587	185,164

		676,990

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (a)	5,260	398,918
Avnet, Inc.	5,396	236,615
Hitachi Ltd.	65,000	454,399
VSTECS Holdings Ltd.	124,000	67,303

		1,157,235

Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	5,130	386,084
Alphabet, Inc. - Class A (a)	275	337,485
Alphabet, Inc. - Class C (a)	472	574,547
Facebook, Inc. - Class A (a)	3,631	626,638

		1,924,754

IT Services - 1.6%
Alliance Data Systems Corp.	1,640	368,803
Amadeus IT Group SA - Class A	4,420	377,052
Automatic Data Processing, Inc.	1,100	148,489
Broadridge Financial Solutions, Inc.	3,610	407,858
CGI Group, Inc. - Class A (a)	5,920	382,182
Mastercard, Inc. - Class A	3,600	712,800
Visa, Inc. - Class A	827	113,084

		2,510,268

Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	15,421	741,750
ON Semiconductor Corp. (a)	16,930	373,307
STMicroelectronics NV	17,678	381,523
Xcerra Corp. (a)	11,630	165,611

		1,662,191

Software - 3.2%
Adobe Systems, Inc. (a)	2,230	545,636
CA, Inc.	12,169	537,992
Cadence Design Systems, Inc. (a)	9,330	411,360
Citrix Systems, Inc. (a)	3,930	432,182
Constellation Software, Inc./Canada	550	398,714
Dell Technologies, Inc. - Class V (a)	4,895	452,885
Intuit, Inc.	1,600	326,784
Microsoft Corp.	9,572	1,015,398
Oracle Corp. Japan	5,300	444,854
Temenos AG (a)	1,630	262,351
Ubisoft Entertainment SA (a)	3,210	353,806

		5,181,962

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	6,970	$1,326,321
Ricoh Co., Ltd.	13,200	128,866

		1,455,187

		14,568,587

Consumer Discretionary - 6.2%
Auto Components - 0.7%
Aisin Seiki Co., Ltd.	8,700	405,785
Faurecia SA	5,140	349,151
Magna International, Inc. - Class A	6,830	416,043

		1,170,979

Automobiles - 0.5%
Fiat Chrysler Automobiles NV (a)	21,561	367,641
Nissan Motor Co., Ltd.	44,800	423,768

		791,409

Hotels, Restaurants & Leisure - 1.0%
Aristocrat Leisure Ltd.	18,580	445,045
Flight Centre Travel Group Ltd.	3,234	163,545
Hilton Worldwide Holdings, Inc.	1,210	95,179
TUI AG (London)	8,270	176,950
TUI AG	13,230	283,025
Wynn Resorts Ltd.	2,470	411,947

		1,575,691

Household Durables - 0.3%
DR Horton, Inc.	10,210	446,177

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	531	943,820
Booking Holdings, Inc. (a)	50	101,436
Expedia Group, Inc.	3,420	457,733
Netflix, Inc. (a)	1,720	580,414
Rakuten, Inc.	54,700	385,610

		2,469,013

Leisure Products - 0.2%
Polaris Industries, Inc.	3,310	348,940

Media - 0.3%
Gannett Co., Inc.	19,300	204,001
Viacom, Inc. - Class B	11,900	345,695

		549,696

Multiline Retail - 0.7%
Lifestyle International Holdings Ltd.	94,500	188,130
Macy’s, Inc.	10,780	428,289
Next PLC	5,370	418,078

		1,034,497

Company	Shares	U.S. $ Value
Specialty Retail - 0.1%
Home Depot, Inc. (The)	531	$104,883
IT Ltd.	94,000	61,901

		166,784

Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	1,680	189,555
Hermes International	680	430,369
HUGO BOSS AG	4,600	414,789
Moncler SpA	8,860	390,492

		1,425,205

		9,978,391

Financials - 6.1%
Banks - 2.4%
Bank of America Corp.	23,094	713,143
Canadian Imperial Bank of Commerce	720	65,710
Citizens Financial Group, Inc.	9,320	370,749
Fifth Third Bancorp	14,150	418,698
HSBC Holdings PLC	6,147	58,865
Intesa Sanpaolo SpA - RSP	131,290	418,212
JPMorgan Chase & Co.	3,947	453,708
Mebuki Financial Group, Inc.	117,200	418,775
Oversea-Chinese Banking Corp., Ltd.	50,800	432,774
Wells Fargo & Co.	2,710	155,256
Zions Bancorporation	7,500	387,750

		3,893,640

Capital Markets - 0.9%
Daiwa Securities Group, Inc.	73,800	430,438
Morgan Stanley	10,290	520,262
S&P Global, Inc.	2,379	476,847

		1,427,547

Consumer Finance - 0.3%
Ally Financial, Inc.	16,040	429,230

Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. - Class B (a)	771	152,558
Kinnevik AB	11,386	392,974
Voya Financial, Inc.	8,070	407,696

		953,228

Insurance - 1.8%
Aegon NV	66,630	439,228
Ambac Financial Group, Inc. (a)	10,040	205,017
CNP Assurances	17,800	415,668
Lincoln National Corp.	4,008	272,945
MetLife, Inc.	10,200	466,548
NN Group NV	4,250	187,753
Poste Italiane SpA (b)	47,380	440,797
Prudential Financial, Inc.	4,868	491,230

		2,919,186

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
New York Mortgage Trust, Inc.	32,670	202,881

		9,825,712

Company	Shares	U.S. $ Value
Industrials - 4.6%
Aerospace & Defense - 0.8%
Boeing Co. (The)	2,139	$762,126
Spirit AeroSystems Holdings, Inc. - Class A	4,800	447,600

		1,209,726

Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	5,620	428,075
United Parcel Service, Inc. - Class B	4,650	557,489

		985,564

Construction & Engineering - 0.7%
Hazama Ando Corp.	23,000	182,708
Obayashi Corp.	39,300	410,298
Sumitomo Mitsui Construction Co., Ltd.	29,000	227,399
Taisei Corp.	4,600	255,825

		1,076,230

Machinery - 1.2%
AGCO Corp.	6,793	428,095
NSK Ltd.	10,600	115,771
Sandvik AB	25,260	461,896
SKF AB - Class B	21,740	446,330
Sumitomo Heavy Industries Ltd.	12,300	428,516
Volvo AB - Class B	6,030	105,821

		1,986,429

Professional Services - 0.3%
Robert Half International, Inc.	3,667	277,812
Verisk Analytics, Inc. - Class A (a)	2,000	221,240

		499,052

Road & Rail - 0.4%
Union Pacific Corp.	4,120	617,547

Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	7,540	423,220
Aircastle Ltd.	8,140	168,742
United Rentals, Inc. (a)	2,630	391,344

		983,306

		7,357,854

Health Care - 4.6%
Biotechnology - 1.0%
AbbVie, Inc.	7,013	646,809
AMAG Pharmaceuticals, Inc. (a)	910	20,066
Amgen, Inc.	1,396	274,384
Myriad Genetics, Inc. (a)	1,560	68,250
REGENXBIO, Inc. (a)	3,070	215,821
United Therapeutics Corp. (a)	3,450	424,039

		1,649,369

Health Care Equipment & Supplies - 2.0%
Arjo AB - Class B	58,640	199,069
Baxter International, Inc.	6,200	449,190

Company	Shares	U.S. $ Value
Boston Scientific Corp. (a)	5,330	$179,141
Coloplast A/S - Class B	4,350	474,453
Koninklijke Philips NV	11,260	494,309
Medtronic PLC	6,870	619,880
ResMed, Inc.	2,410	254,930
William Demant Holding A/S (a)	10,580	505,704

		3,176,676

Health Care Providers & Services - 0.4%
Humana, Inc.	1,610	505,830
UnitedHealth Group, Inc.	552	139,777

		645,607

Health Care Technology - 0.3%
Veeva Systems, Inc. - Class A (a)	4,960	375,125

Pharmaceuticals - 0.9%
Bausch Health Cos., Inc. (a)	17,010	369,660
China Grand Pharmaceutical and Healthcare Holdings Ltd. (a)	240,000	160,923
Johnson & Johnson	2,289	303,338
Pfizer, Inc.	2,500	99,825
Takeda Pharmaceutical Co., Ltd.	3,700	156,225
United Laboratories International Holdings Ltd. (The)	36,000	34,330
Zoetis, Inc.	4,280	370,134

		1,494,435

		7,341,212

Energy - 3.6%
Energy Equipment & Services - 0.2%
Aker Solutions ASA (a)(b)	31,090	212,639
Kvaerner ASA (a)	66,230	119,072

		331,711

Oil, Gas & Consumable Fuels - 3.4%
BP PLC	87,309	656,166
Chevron Corp.	983	124,123
CONSOL Energy, Inc. (a)	4,360	181,507
Equinor ASA	17,260	457,946
Exxon Mobil Corp.	3,518	286,752
HollyFrontier Corp.	5,718	426,448
Husky Energy, Inc.	3,317	56,403
Imperial Oil Ltd.	4,810	164,727
Marathon Petroleum Corp.	5,887	475,846
Neste Oyj	3,720	306,849
Phillips 66	4,364	538,256
Premier Oil PLC (a)	142,030	238,925
Royal Dutch Shell PLC - Class A	19,487	667,759
Royal Dutch Shell PLC - Class B	8,210	287,573
Suncor Energy, Inc. (Toronto)	1,412	59,461
Valero Energy Corp.	4,439	525,356

		5,454,097

		5,785,808

Company	Shares	U.S. $ Value
Materials - 3.3%
Chemicals - 1.7%
Chemours Co. (The)	8,903	$407,846
China Sunsine Chemical Holdings Ltd.	118,500	130,877
Johnson Matthey PLC	3,160	155,687
LyondellBasell Industries NV - Class A	4,254	471,301
Methanex Corp.	4,960	342,627
Mitsubishi Chemical Holdings Corp.	50,400	441,476
Sumitomo Chemical Co., Ltd.	76,000	437,663
Westlake Chemical Corp.	3,910	419,230

		2,806,707

Containers & Packaging - 0.3%
Smurfit Kappa Group PLC	10,120	415,833

Metals & Mining - 0.9%
BHP Billiton Ltd.	16,590	433,273
BlueScope Steel Ltd.	30,853	405,404
Fushan International Energy Group Ltd.	736,000	177,995
Steel Dynamics, Inc.	9,120	429,461

		1,446,133

Paper & Forest Products - 0.4%
Ence Energia y Celulosa SA	24,330	229,497
Stora Enso Oyj - Class R	21,080	347,871

		577,368

		5,246,041

Consumer Staples - 2.2%
Beverages - 0.3%
Coca-Cola Co. (The)	642	29,936
Coca-Cola European Partners PLC	6,560	270,534
Heineken Holding NV	2,580	249,481

		549,951

Food & Staples Retailing - 0.9%
Aeon Co., Ltd.	19,400	394,184
Kroger Co. (The)	17,084	495,436
Sysco Corp.	3,650	245,316
Woolworths Group Ltd.	10,060	225,061

		1,359,997

Food Products - 0.4%
Ajinomoto Co., Inc.	17,700	313,386
Elders Ltd.	31,440	175,543
Nestle SA (REG)	1,868	152,230

		641,159

Household Products - 0.3%
Lion Corp.	21,900	396,534
Procter & Gamble Co. (The)	556	44,969

		441,503

Company	Shares	U.S. $ Value
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The) - Class A	1,800	$242,892
Herbalife Nutrition Ltd. (a)	3,760	194,129

		437,021

		3,429,631

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Hansteen Holdings PLC	111,910	161,576
Host Hotels & Resorts, Inc.	20,180	422,569
Hui Xian Real Estate Investment Trust	414,000	199,597
ICADE	3,110	301,115
Weyerhaeuser Co.	12,231	418,056
Xenia Hotels & Resorts, Inc.	8,390	204,632

		1,707,545

Real Estate Management & Development - 0.3%
China Merchants Land Ltd.	546,000	89,927
Nomura Real Estate Holdings, Inc.	17,800	388,534
Takara Leben Co., Ltd.	23,600	80,335

		558,796

		2,266,341

Utilities - 0.8%
Electric Utilities - 0.3%
Orsted A/S (b)	7,240	446,769

Gas Utilities - 0.2%
UGI Corp.	8,150	433,091

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	13,190	176,218

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	9,676	275,573

		1,331,651

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	1,934	61,830
Verizon Communications, Inc.	1,342	69,301

		131,131

Total Common Stocks (cost $64,300,772)		67,262,359

INVESTMENT COMPANIES - 6.0%
Funds and Investment Trusts - 6.0%
iShares JP Morgan USD Emerging Markets Bond ETF (c) (cost $9,652,178)	89,100	9,717,246

	Notional Amount	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption Expiration: Jan 2019; Contracts: 40,660,000; Exercise Rate: 0.90%; Counterparty: Goldman Sachs International (a) (premiums paid $141,332)	EUR 40,660,000	$23,821

	Shares
RIGHTS - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
China Grand Pharmaceutical and Healthcare Holdings Ltd., expiring 8/07/18 (a)(d) (cost $0)	57,600	367

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 34.7%
Governments - Treasuries - 19.0%
Japan - 19.0%
Japan Treasury Discount Bill Series 768 Zero Coupon, 10/09/18 (cost $30,684,485)	JPY 3,400,000	30,415,529

U.S. Treasury Bills - 8.0%
U.S. Treasury Bill
Zero Coupon, 8/09/18-9/27/18 (e)	$ 12,400	12,382,742
Zero Coupon, 10/25/18	500	497,689

Total U.S. Treasury Bills (cost $12,880,431)		12,880,431

	Shares
Investment Companies - 7.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (c)(f)(g) (cost $12,314,249)	12,314,249	12,314,249

Total Short-Term Investments (cost $55,879,165)		55,610,209

Total Investments - 82.7% (cost $129,973,447) (h)		132,614,002
Other assets less liabilities - 17.3%		27,677,635

Net Assets - 100.0%		$160,291,637

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)

Purchased Contracts
10 Yr Japan Bond (OSE) Futures	11	September 2018	JPY	1,100,000		$14,846,101	$14,824,398	$(21,703)
Amsterdam Index Futures	12	August 2018	EUR	2		1,555,218	1,602,758	47,540
Bcom Commodity Index Futures	410	September 2018	USD	41		3,600,243	3,505,500	(94,743)
CAC 40 10 Euro Futures	83	August 2018	EUR	1		5,260,810	5,347,788	86,978
DAX Index Futures	12	September 2018	EUR	– 0	– **	4,517,991	4,495,390	(22,601)
FTSE 100 Index Futures	96	September 2018	GBP	1		9,669,866	9,706,146	36,280
FTSE/MIB Index Futures	8	September 2018	EUR	– 0	– **	1,034,664	1,037,728	3,064
IBEX 35 Index Futures	13	August 2018	EUR	– 0	– **	1,474,059	1,501,396	27,337
OMXS 30 Index Futures	427	August 2018	SEK	43		7,569,293	7,856,058	286,765
TOPIX Index Futures	54	September 2018	JPY	540		8,579,626	8,441,801	(137,825)
U.S. T-Note 10 Yr (CBT) Futures	504	September 2018	USD	50,400		60,670,438	60,188,625	(481,813)
Sold Contracts
10 Yr Australian Bond Futures	328	September 2018	AUD	32,800		31,398,727	31,486,578	(87,851)
10 Yr Canadian Bond Futures	65	September 2018	CAD	6,500		6,828,359	6,734,097	94,262
Euro-Bund Futures	122	September 2018	EUR	12,200		23,023,874	23,051,115	(27,241)
Hang Seng Index Futures	50	August 2018	HKD	3		9,248,015	9,055,236	192,779
Long Gilt Futures	145	September 2018	GBP	14,500		23,037,764	23,348,419	(310,655)
Mini MSCI EAFE Futures	239	September 2018	USD	12		24,174,470	23,951,385	223,085
MSCI Singapore IX ETS Futures	199	August 2018	SGD	20		5,415,582	5,392,522	23,060
S&P 500 E-Mini Futures	441	September 2018	USD	22		61,232,805	62,117,055	(884,250)
S&P/TSX 60 Index Futures	67	September 2018	CAD	13		9,826,662	10,078,455	(251,793)
SPI 200 Futures	13	September 2018	AUD	– 0	– **	1,470,456	1,501,390	(30,934)

								$(1,330,259)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Bank of America, NA	USD	17,134	PHP	910,303	9/11/18	$15,332
Bank of America, NA	USD	3,460	RUB	217,204	9/27/18	(2,612)
Barclays Bank PLC	BRL	31,232	USD	8,404	8/02/18	82,847
Barclays Bank PLC	BRL	31,232	USD	8,318	8/02/18	(3,546)
Barclays Bank PLC	USD	16,510	BRL	62,464	8/02/18	132,024
Barclays Bank PLC	INR	31,742	USD	469	8/09/18	6,091
Barclays Bank PLC	INR	372,184	USD	5,406	8/09/18	(23,013)
Barclays Bank PLC	CLP	1,278,642	USD	2,005	8/28/18	(846)
Barclays Bank PLC	USD	1,744	COP	5,041,074	8/28/18	(1,487)
Barclays Bank PLC	BRL	10,565	USD	2,809	9/05/18	5,562
Barclays Bank PLC	USD	8,373	BRL	31,232	9/05/18	(84,353)
Barclays Bank PLC	PHP	245,229	USD	4,583	9/11/18	(36,477)
Barclays Bank PLC	USD	2,910	PHP	156,838	9/11/18	44,813
Barclays Bank PLC	USD	1,593	PHP	84,119	9/11/18	(8,479)
Barclays Bank PLC	TWD	576,813	USD	19,458	9/13/18	540,762
Barclays Bank PLC	TWD	108,535	USD	3,546	9/13/18	(13,199)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,601	TWD	169,696	9/13/18	$(36,101)
Barclays Bank PLC	CHF	22,523	USD	22,973	9/14/18	145,972
Barclays Bank PLC	CHF	8,533	USD	8,629	9/14/18	(18,986)
Barclays Bank PLC	JPY	1,601,782	USD	14,465	9/14/18	99,287
Barclays Bank PLC	SEK	114,770	USD	13,293	9/14/18	198,631
Barclays Bank PLC	USD	2,430	CAD	3,149	9/14/18	(7,656)
Barclays Bank PLC	USD	4,809	CHF	4,731	9/14/18	(13,897)
Barclays Bank PLC	USD	8,689	EUR	7,415	9/14/18	9,014
Barclays Bank PLC	USD	2,355	GBP	1,760	9/14/18	(40,460)
Barclays Bank PLC	USD	4,814	SEK	41,865	9/14/18	(37,236)
Barclays Bank PLC	ZAR	20,332	USD	1,506	9/14/18	(29,525)
Barclays Bank PLC	USD	7,857	RUB	499,187	9/27/18	88,485
Barclays Bank PLC	CNY	41,167	USD	6,173	10/25/18	133,357
Barclays Bank PLC	CNY	48,204	USD	7,031	10/25/18	(41,025)
Barclays Bank PLC	USD	8,529	IDR	126,189,254	11/08/18	125,230
Barclays Bank PLC	KRW	11,172,880	USD	9,868	11/15/18	(193,681)
BNP Paribas SA	USD	24,710	AUD	33,167	9/14/18	(64,380)
BNP Paribas SA	USD	7,177	NZD	10,533	9/14/18	1,662
BNP Paribas SA	USD	1,272	KRW	1,420,702	11/15/18	7,268
Credit Suisse International	CLP	5,960,709	USD	9,025	8/28/18	(325,918)
Credit Suisse International	USD	3,051	PEN	9,993	8/28/18	518
Credit Suisse International	CLP	1,015,070	USD	1,605	9/07/18	12,703
Credit Suisse International	AUD	7,698	USD	5,864	9/14/18	143,929
Credit Suisse International	AUD	3,895	USD	2,892	9/14/18	(2,312)
Credit Suisse International	CAD	6,208	USD	4,770	9/14/18	(6,233)
Credit Suisse International	CZK	200,163	USD	9,149	9/14/18	(18,233)
Credit Suisse International	EUR	934	USD	1,098	9/14/18	2,470
Credit Suisse International	NOK	167,342	USD	20,753	9/14/18	201,671
Credit Suisse International	SEK	104,475	USD	11,994	9/14/18	73,815
Credit Suisse International	USD	18,887	CAD	24,766	9/14/18	165,338
Credit Suisse International	USD	3,797	CZK	83,591	9/14/18	31,780
Credit Suisse International	USD	6,259	NOK	50,759	9/14/18	(25,780)
Credit Suisse International	USD	15,873	NZD	23,265	9/14/18	(16,513)
Credit Suisse International	USD	7,733	IDR	112,888,206	11/08/18	9,326
Deutsche Bank AG	USD	6,314	INR	429,631	8/09/18	(46,978)
Deutsche Bank AG	HUF	241,180	USD	872	9/14/18	(9,316)
Deutsche Bank AG	PLN	8,815	USD	2,392	9/14/18	(21,494)
Deutsche Bank AG	USD	6,813	GBP	5,077	9/14/18	(137,340)
Deutsche Bank AG	USD	13,594	MXN	284,061	9/14/18	1,540,175
Deutsche Bank AG	USD	19,130	TRY	91,787	9/14/18	(842,111)
Goldman Sachs Bank USA	EUR	14,900	USD	17,542	9/14/18	63,840
Goldman Sachs Bank USA	GBP	8,830	USD	11,678	9/14/18	67,398
Goldman Sachs Bank USA	HUF	608,023	USD	2,206	9/14/18	(17,215)
Goldman Sachs Bank USA	MXN	141,178	USD	7,303	9/14/18	(219,114)
Goldman Sachs Bank USA	PLN	21,118	USD	5,753	9/14/18	(29,205)
Goldman Sachs Bank USA	USD	8,370	MXN	173,561	9/14/18	876,838
Goldman Sachs Bank USA	USD	11,115	NOK	89,617	9/14/18	(108,940)
JPMorgan Chase Bank, NA	TWD	139,819	USD	4,732	9/13/18	146,904
JPMorgan Chase Bank, NA	JPY	57,678	USD	526	9/14/18	8,998
JPMorgan Chase Bank, NA	USD	28,824	JPY	3,158,816	9/14/18	(492,789)
Morgan Stanley & Co., Inc.	CAD	794	USD	612	9/14/18	1,477
Morgan Stanley Capital Services, Inc.	COP	29,197,091	USD	10,108	8/28/18	17,705
Royal Bank of Scotland PLC	PEN	64,187	USD	19,563	8/28/18	(34,380)
Royal Bank of Scotland PLC	JPY	3,374,764	USD	30,552	10/23/18	200,331
Standard Chartered Bank	USD	20,274	INR	1,376,790	8/09/18	(190,027)
Standard Chartered Bank	AUD	10,254	USD	7,739	9/14/18	119,156
Standard Chartered Bank	HKD	16,056	USD	2,049	9/14/18	1,205
Standard Chartered Bank	MXN	49,875	USD	2,373	9/14/18	(284,522)
Standard Chartered Bank	NZD	20,751	USD	14,554	9/14/18	410,888
Standard Chartered Bank	TRY	18,395	USD	3,744	9/14/18	78,993
Standard Chartered Bank	USD	1,529	CZK	33,818	9/14/18	19,353
Standard Chartered Bank	USD	2,350	PLN	8,692	9/14/18	29,494
Standard Chartered Bank	ZAR	50,839	USD	3,804	9/14/18	(35,640)
Standard Chartered Bank	CNY	26,473	USD	3,940	10/25/18	55,567
Standard Chartered Bank	USD	1,674	CNY	11,247	10/25/18	(23,608)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	AUD	533	USD	402	9/14/18	$5,696
State Street Bank & Trust Co.	AUD	827	USD	612	9/14/18	(2,376)
State Street Bank & Trust Co.	CAD	404	USD	311	9/14/18	140
State Street Bank & Trust Co.	CAD	340	USD	258	9/14/18	(3,445)
State Street Bank & Trust Co.	CZK	635	USD	29	9/14/18	(22)
State Street Bank & Trust Co.	EUR	3,521	USD	4,144	9/14/18	13,277
State Street Bank & Trust Co.	EUR	109	USD	128	9/14/18	(119)
State Street Bank & Trust Co.	GBP	1,048	USD	1,396	9/14/18	17,591
State Street Bank & Trust Co.	HUF	235,515	USD	864	9/14/18	2,731
State Street Bank & Trust Co.	JPY	2,909	USD	27	9/14/18	425
State Street Bank & Trust Co.	NOK	1,826	USD	224	9/14/18	(115)
State Street Bank & Trust Co.	SEK	7,438	USD	849	9/14/18	375
State Street Bank & Trust Co.	SEK	6,511	USD	739	9/14/18	(4,064)
State Street Bank & Trust Co.	SGD	360	USD	269	9/14/18	4,802
State Street Bank & Trust Co.	THB	168,972	USD	5,235	9/14/18	151,191
State Street Bank & Trust Co.	USD	162	CHF	161	9/14/18	1,246
State Street Bank & Trust Co.	USD	20	CHF	20	9/14/18	(90)
State Street Bank & Trust Co.	USD	4,576	CZK	99,559	9/14/18	(16,292)
State Street Bank & Trust Co.	USD	177	EUR	151	9/14/18	442
State Street Bank & Trust Co.	USD	335	GBP	250	9/14/18	(5,808)
State Street Bank & Trust Co.	USD	434	HUF	120,376	9/14/18	6,347
State Street Bank & Trust Co.	USD	209	JPY	23,506	9/14/18	1,652
State Street Bank & Trust Co.	USD	177	NOK	1,444	9/14/18	331
State Street Bank & Trust Co.	USD	27	NZD	39	9/14/18	(801)
State Street Bank & Trust Co.	USD	6,229	THB	206,660	9/14/18	(11,043)
State Street Bank & Trust Co.	USD	2,912	TRY	14,510	9/14/18	(21,213)
State Street Bank & Trust Co.	ZAR	12,222	USD	927	9/14/18	3,714

						$2,516,154

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums	Market Value
Put
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	1.20%	1/21/19	USD	40,660	$49,192	$(6,248)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
NZD	6,900	5/15/28	3.156%	3 Month BKBM	Semi-Annual/Quarterly	$(57,383)	$(46,834)		$(10,549)
SEK	44,070	6/08/28	3 Month STIBOR	1.178%	Quarterly/Annual	(2,154)	– 0	–	(2,154)
NOK	114,310	7/12/28	6 Month NIBOR	2.145%	Semi-Annual/Annual	(132,964)	– 0	–	(132,964)
NZD	3,770	8/02/28	3.055%	3 Month BKBM	Semi-Annual/ Quarterly	324	– 0	–	324
SEK	43,310	12/06/27	1.083%	3 Month STIBOR	Annual/Quarterly	(39,956)	32,557		(72,513)
CHF	10,900	7/12/28	6 Month LIBOR	0.403%	Semi-Annual/Annual	(78,045)	– 0	–	(78,045)
CHF	3,430	7/12/28	0.403%	6 Month LIBOR	Annual/Semi-Annual	23,872	28,234		(4,362)
NOK	126,050	12/06/27	6 Month NIBOR	1.795%	Semi-Annual/Annual	(412,056)	– 0	–	(412,056)
SEK	60,130	12/06/27	3 Month STIBOR	1.083%	Quarterly/ Annual	13,952	– 0	–	13,952
NOK	68,440	5/15/28	6 Month NIBOR	2.234%	Semi-Annual/Annual	2,488	– 0	–	2,488
NZD	6,900	5/15/28	3 Month BKBM	3.156%	Quarterly/ Semi-Annual	57,283	– 0	–	57,283
NOK	15,000	12/06/27	1.795%	6 Month NIBOR	Annual/Semi-Annual	49,072	68,091		(19,019)

						$(575,567)	$82,048		$(657,615)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Commodity Hedging Insights 2	2,999	0.02%	Maturity	USD	580	9/17/18	$16,311

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Barclays Commodity Strategy 1673 Index	5,702	0.30%	Maturity	USD	3,310	9/17/18	$(9,699)
Barclays Commodity Hedging Insights 2	54,695	0.02%	Quarterly	USD	10,951	10/15/18	(76,006)
Barclays Commodity Strategy 1673 Index	8,599	0.30%	Quarterly	USD	5,086	10/15/18	(110,340)
Barclays Commodity Hedging Insights 2	61,596	0.02%	Maturity	USD	12,200	2/15/19	47,657
Barclays Commodity Strategy 1673 Index	7,505	0.30%	Maturity	USD	4,400	2/15/19	(56,591)
Goldman Sachs International
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	7,529	0.00%	Maturity	USD	760	9/17/18	(12,037)
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	30,935	0.00%	Quarterly	USD	3,090	10/15/18	(17,605)
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	29,645	0.00%	Maturity	USD	3,100	2/15/19	(155,947)
JPMorgan Chase Bank, NA
JPMorgan Cross Sectional Momentum R	3,601	0.48%	Maturity	USD	810	9/17/18	(12,573)
JPMorgan JMABRF34 Index	574	0.60%	Maturity	USD	1,009	9/17/18	(18,067)
JPMorgan RCI - 24 Alpha	8,718	0.50%	Maturity	USD	2,450	9/17/18	(29,250)
JPMorgan JMABRF34 Index	6,445	0.60%	Quarterly	USD	11,142	10/15/18	(13,731)
JPMorgan Cross Sectional Momentum R	22,592	0.48%	Quarterly	USD	5,051	10/15/18	(49,356)
JPMorgan RCI - 24 Alpha	15,775	0.50%	Quarterly	USD	4,436	10/15/18	(56,677)
JPMorgan JMABRF34 Index	6,912	0.60%	Maturity	USD	11,800	2/15/19	137,545
JPMorgan Cross Sectional Momentum R	22,984	0.48%	Maturity	USD	5,100	2/15/19	(10,396)
JPMorgan RCI - 24 Alpha	14,624	0.50%	Maturity	USD	4,200	2/15/19	(139,152)
Morgan Stanley Capital Services LLC
MS Bespoke Equity Factors Gross Index	242,985	0.30%	Annual	USD	42,200	8/15/18	(2,121,687)
MS Bespoke Equity Factors Gross Index	245,794	0.30%	Maturity	USD	40,374	7/15/19	302,746

							$(2,384,855)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
FTSE 100 Index 10/19/18*	14.10%	Maturity	GBP	1	$(18,040)	$	– 0	–	$(18,040)
Citibank, NA
FTSE 100 Index 8/17/18*	14.55	Maturity	GBP	2	(154,625)		– 0	–	(154,625)
FTSE 100 Index 9/21/18*	14.80	Maturity	GBP	1	(132,767)		– 0	–	(132,767)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 10/18/18*	14.08%	Maturity	AUD	2	$(33,187)	$	– 0	–	$(33,187)
Morgan Stanley Capital Services LLC
Euro STOXX 50 Price EUR Index 10/19/18*	15.98	Maturity	EUR	1	(50,352)		– 0	–	(50,352)
Morgan Stanley & Co. International PLC
Euro STOXX 50 Price EUR Index 9/21/18*	15.80	Maturity	EUR	1	(60,126)		– 0	–	(60,126)
Sale Contracts
Bank of America, NA
FTSE 100 Index 8/17/18*	15.25	Maturity	GBP	1	231,588		– 0	–	231,588
Citibank, NA
S&P/ASX 200 Index 8/16/18*	12.20%	Maturity	AUD	1	35,294		– 0	–	35,294
Deutsche Bank AG
Euro STOXX 50 Price EUR Index 9/21/18*	14.40%	Maturity	EUR	1	24,343		– 0	–	24,343
Nasdaq 100 Stock Index 8/17/18*	16.80	Maturity	USD	1	(58,126)		– 0	–	(58,126)
Russell 2000 Index 8/17/18*	14.85	Maturity	USD	1	14,510		– 0	–	14,510
Goldman Sachs International
Russell 2000 Index 8/17/18*	14.20	Maturity	USD	1	(19,279)		– 0	–	(19,279)
Russell 2000 Index 8/17/18*	13.90	Maturity	USD	1	(34,360)		– 0	–	(34,360)
Nasdaq 100 Stock Index 8/17/18*	21.30	Maturity	USD	1	107,058		– 0	–	107,058
Morgan Stanley & Co. International PLC
FTSE 100 Index 9/21/18*	13.05%	Maturity	GBP	1	42,586		– 0	–	42,586

					$(105,483)	$	– 0	–	$(105,483)

*	Termination date
**	Notional amount less than $500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $1,100,205 or 0.7% of net assets.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,732,094 and gross unrealized depreciation of investments was $(12,012,978), resulting in net unrealized appreciation of $719,116.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ASX	-	Australian Stock Exchange
BKBM	-	Bank Bill Benchmark (New Zealand)
CAC	-	Cotation Assistée en Continu (Continuous Assisted Quotation)
CBT	-	Chicago Board of Trade
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETS	-	Emission Trading Scheme
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
NIBOR	-	Norwegian Interbank Offered Rate
OMXS	-	Stockholm Stock Exchange
OSE	-	Osaka Securities Exchange
REG	-	Registered Shares
RSP	-	Risparmio (Convertible Savings Shares)
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

The following table represents the 50 largest equity basket holdings underlying the total return swap with MS (Morgan Stanley) Bespoke Equity Factors Gross as of July 31, 2018.

Security Description	Shares	Market Value as of 7/31/18	Percent of Basket’s Net Assets
MS Bespoke Equity Factors Gross
Equinix Inc.	2,454	$1,077,786	0.4%
Sempra Energy	9,255	1,069,835	0.4%
General Electric Co.	77,878	1,061,480	0.4%
Valero Energy Corp.	8,291	981,285	0.4%
Pentair PLC	20,171	900,657	0.4%
RioCan Real Estate Investment Trust	46,640	889,097	0.4%
H&R Real Estate Investment Trust	56,956	882,767	0.3%
Metro Inc.	26,147	880,810	0.3%
Crown Castle International Corp.	7,936	879,567	0.3%
Liberty Global PLC	31,322	850,090	0.3%
Arconic Inc.	37,611	815,783	0.3%
American Express Co.	8,121	808,240	0.3%
Mattel Inc.	49,429	784,434	0.3%
Tesla Inc.	2,627	783,327	0.3%
Liberty Global PLC	27,496	776,203	0.3%
AGNC Investment Corp.	39,350	766,139	0.3%
Parsley Energy Inc.	24,296	763,627	0.3%
Avery Dennison Corp.	6,426	736,978	0.3%
Liberty Media Corp.-Liberty Formula One	20,867	735,571	0.3%
SmartCentres Real Estate Investment Trust	31,207	727,215	0.3%
AltaGas Ltd.	35,746	726,722	0.3%
Oracle Corp.	15,072	718,626	0.3%
Stericycle Inc.	10,264	717,031	0.3%
ABIOMED Inc.	2,009	712,276	0.3%
FLIR Systems Inc.	11,279	660,953	0.3%
Incyte Corp.	9,888	657,944	0.3%
Albemarle Corp.	6,943	654,071	0.3%
HollyFrontier Corp.	8,695	648,447	0.3%
Western Union Co./The	32,069	646,519	0.3%
PG&E Corp.	14,922	642,854	0.3%
Robert Half International Inc.	8,316	629,986	0.2%
Honeywell International Inc.	3,938	628,738	0.2%
First Capital Realty Inc.	39,675	617,981	0.2%
Marathon Petroleum Corp.	7,565	611,475	0.2%
Wells Fargo & Co.	10,473	600,008	0.2%
WABCO Holdings Inc.	4,719	593,087	0.2%
Jack Henry & Associates Inc.	4,393	591,679	0.2%
People’s United Financial Inc.	32,398	590,613	0.2%
Linamar Corp.	12,930	590,393	0.2%
NIKE Inc.	7,645	587,988	0.2%
Costco Wholesale Corp.	2,673	584,508	0.2%
Annaly Capital Management Inc.	54,179	580,795	0.2%
Tractor Supply Co.	7,429	579,735	0.2%
Walmart Inc.	6,483	578,489	0.2%
Nutrien Ltd.	10,606	575,503	0.2%
Anheuser-Busch InBev SA/NV	5,665	573,914	0.2%
Phillips 66	4,625	570,448	0.2%
Aetna Inc.	3,016	568,209	0.2%
Williams Cos Inc./The	19,056	566,906	0.2%
Monster Beverage Corp.	9,444	566,804	0.2%
Other	9,785,508	217,135,107	86.4%

Total		$252,878,700	100.0%

AB Cap Fund, Inc.

AB All Market Alternative Return Portfolio

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$11,913,269		$2,655,318		$	– 0	–	$14,568,587
Consumer Discretionary	5,074,112		4,904,279			– 0	–	9,978,391
Financials	6,190,228		3,635,484			– 0	–	9,825,712
Industrials	4,723,290		2,634,564			– 0	–	7,357,854
Health Care	5,515,268		1,825,944			– 0	–	7,341,212
Energy	2,838,879		2,946,929			– 0	–	5,785,808
Materials	2,070,465		3,175,576			– 0	–	5,246,041
Consumer Staples	1,523,212		1,906,419			– 0	–	3,429,631
Real Estate	1,206,833		1,059,508			– 0	–	2,266,341
Utilities	884,882		446,769			– 0	–	1,331,651
Telecommunication Services	131,131		– 0	–		– 0	–	131,131
Investment Companies	9,717,246		– 0	–		– 0	–	9,717,246
Options Purchased - Puts	– 0	–	23,821			– 0	–	23,821
Rights	– 0	–	– 0	–		367		367
Short-Term Investments:
Governments - Treasuries	– 0	–	30,415,529			– 0	–	30,415,529
U.S. Treasury Bills	– 0	–	12,880,431			– 0	–	12,880,431
Investment Companies	12,314,249		– 0	–		– 0	–	12,314,249

Total Investments in Securities	64,103,064		68,510,571			367		132,614,002
Other Financial Instruments (a):
Assets:
Futures	317,347		703,803			– 0	–	1,021,150
Forward Currency Exchange Contracts	– 0	–	6,126,169			– 0	–	6,126,169
Centrally Cleared Interest Rate Swaps	– 0	–	146,991			– 0	–	146,991
Total Return Swaps	– 0	–	504,259			– 0	–	504,259
Variance Swaps	– 0	–	455,379			– 0	–	455,379
Liabilities:
Futures	(2,160,049)		(191,360)			– 0	–	(2,351,409)
Forward Currency Exchange Contracts	– 0	–	(3,610,015)			– 0	–	(3,610,015)
Interest Rate Swaptions	– 0	–	(6,248)			– 0	–	(6,248)
Centrally Cleared Interest Rate Swaps	– 0	–	(722,558)			– 0	–	(722,558)
Total Return Swaps	– 0	–	(2,889,114)			– 0	–	(2,889,114)
Variance Swaps	– 0	–	(560,862)			– 0	–	(560,862)

Total (b)	$62,260,362		$68,467,015			$367		$130,727,744

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights			Total
Balance as of 10/31/17	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		367			367
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 7/31/18		$367			$367

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18		$367			$367

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$39,743	$143,804	$171,233	$12,314	$241

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2018